Goodwill and Identifiable Intangible Assets - Gross Carrying Amounts and Accumulated Amortization of Identifiable Intangible Assets by Major Class (Detail) - Successor [Member] - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	$ 1,416.9	$ 1,453.9	$ 1,514.7
Accumulated Amortization	(170.1)	(153.9)	(75.1)
Net Book Value, definite-lived	1,246.8	1,300.0	1,439.6
Trademarks [Member]
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Net Book Value, indefinite-lived	284.4	284.4	284.4
Technology-Based Intangible Assets [Member]
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	411.8	411.8	425.2
Accumulated Amortization	(86.5)	(76.3)	(37.3)
Net Book Value, definite-lived	$ 325.3	$ 335.5	$ 387.9
Weighted average amortization periods (years)	10 years	10 years	10 years
Trademarks [Member]
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	$ 41.9	$ 41.8	$ 41.7
Accumulated Amortization	(6.2)	(5.5)	(2.6)
Net Book Value, definite-lived	$ 35.7	$ 36.3	$ 39.1
Weighted average amortization periods (years)	14 years 9 months 18 days	14 years 9 months 18 days	14 years 9 months 18 days
Customer Relationships [Member]
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	$ 676.9	$ 713.9	$ 761.9
Accumulated Amortization	(76.5)	(71.3)	(34.9)
Net Book Value, definite-lived	$ 600.4	$ 642.6	$ 727.0
Weighted average amortization periods (years)	19 years 4 months 24 days	19 years 4 months 24 days	19 years 4 months 24 days
Noncompete Agreements [Member]
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	$ 1.9	$ 2.0	$ 1.5
Accumulated Amortization	(0.9)	(0.8)	(0.3)
Net Book Value, definite-lived	$ 1.0	$ 1.2	$ 1.2
Weighted average amortization periods (years)	4 years 7 months 6 days	4 years 7 months 6 days	4 years